Prepayments and Other Current Assets - Additional information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Other Current Assets [Abstract]
Deposits from lessors for warehouse and equipment non current	$ 3,182	$ 3,211